PRODUCTION COSTS	12 Months Ended
Dec. 31, 2011
PRODUCTION COSTS
PRODUCTION COSTS

7. PRODUCTION COSTS

	2010	2011
Beginning balance for completed films as of January 1	9,662,234	7,714,809
Addition	14,347,688	57,705,841
Amortization	(16,502,364)	(37,116,065)
Exchange difference	207,251	521,054

Subtotal for completed films	7,714,809	28,825,639

Beginning balance for films in production and not released as of January 1	9,866,326	57,101,069
Addition	61,375,450	40,236,802
Transfer to completed films	(14,347,688)	(57,705,841)
Exchange difference	206,981	1,387,153

Subtotal for films in production and not released	57,101,069	41,019,183

Ending balance as December 31	64,815,878	69,844,822

        In the year 2011, based on the economic performance and public acceptance of the films, the management decreased the estimate of the ultimate oversea revenue expected to be realized for three films and a TV series. As a result, the Group incurred additional amortization of $1,602,701 for the year ended December 31, 2011. The portion of the costs of the completed films that are expected to be amortized during the twelve months after December 31, 2011 is $16,961,177, and the Group expects to amortize 81% of such costs within three years from December 31, 2011.